Expense Example	Feb. 26, 2026 USD ($)
Longview Advantage Fixed Income ETF | Longview Advantage Fixed Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	142
Longview Advantage Real Estate ETF | Longview Advantage Real Estate ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	$ 148